K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

February 28, 2020

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       American Beacon Institutional Funds Trust

File No. 811-23239

Amendment No. 12

Ladies and Gentlemen:

Pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Institutional Funds Trust (the “Trust”) is Amendment No. 12 to the Trust’s currently effective Registration Statement on Form N-1A (the “Registration Statement”) relating to the American Beacon Diversified Fund (the “Fund”), a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) update certain information about the Fund; (2) file exhibits that were not previously included with the Registration Statement; and (3) make other changes to the Fund’s private placement memorandum.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber
Kathy K. Ingber

Attachments

cc:    Rosemary Behan

American Beacon Advisors, Inc.